3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

direct fax:  215.981.4750

falcoj@pepperlaw.com

August 29, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street,

NE Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) 1933 Act File No. 333-141120 1940 Act File No. 811-22027 Preliminary Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of the Private Capital Management Value Fund (the “Fund”), in connection with a Special Meeting of Shareholders of the Fund to be held on or about October 28, 2013 (the “Meeting”).  At the Meeting, shareholders of the Fund will be asked to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Private Capital Management, LLC.  The Fund anticipates that the definitive proxy materials will be sent on or about September 11, 2013 to shareholders of record on August 29, 2013.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

John P. Falco

cc:	Mr. Joel Weiss John M. Ford, Esq.

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com